Customer deposits (Tables)	12 Months Ended
Dec. 31, 2017
Customer deposits [Abstract]
Customer deposits

	December 31, 2016	December 31, 2017
	US$	US$
Advances for real estate properties	1,412,304,143	1,683,218,520
Add: (decrease)/ increase in revenue recognized in excess of amounts received from customers	(16,222,702)	76,399,991
Less: recognized as progress billings (Note 4)	(1,245,536,188)	(1,321,276,798)

Customer deposits (Note 2(h),2(n))	150,545,253	438,341,713